Foreign Currency Transactions - Summary of Exchange Rate in Effect (Detail)	Feb. 24, 2021 Exchange_Rate	Dec. 31, 2019 Exchange_Rate	Dec. 04, 2019 $ / $	Dec. 31, 2018 Exchange_Rate	Jun. 12, 2018 $ / $	Dec. 31, 2017 Exchange_Rate	Mar. 23, 2017 $ / $
Foreign currency transactions [Line Items]
Mexican pesos per one U.S. dollar		19.9487	19.1785	18.8452	19.0115	19.6829	19.4942
Exchange rates in effect [Member]
Foreign currency transactions [Line Items]
Mexican pesos per one U.S. dollar	20.6783